Inventories net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Inventories net
Raw materials	$ 331,311	$ 520,216
Packaging materials	70,052	69,420
Finished goods	5,102,711	3,321,021
Inventory	5,504,074	3,910,657
Less: allowance for inventory reserve	(13,197)	(8,809)
Total	$ 5,490,877	$ 3,901,848